Schedule of Equity Method Investments (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Investment In Equity Securities Schedule Of Equity Method Investments 1	$ 88,515
Investment In Equity Securities Schedule Of Equity Method Investments 2	27,107
Investment In Equity Securities Schedule Of Equity Method Investments 3	(23,125)
Investment In Equity Securities Schedule Of Equity Method Investments 4	92,497
Investment In Equity Securities Schedule Of Equity Method Investments 5	(27,716)
Investment In Equity Securities Schedule Of Equity Method Investments 6	770
Investment In Equity Securities Schedule Of Equity Method Investments 7	$ 65,551